PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6.  PREPAYMENTS AND OTHER CURRENT ASSETS

As of December 31, 2016 and 2017, VAT prepayments amounting to RMB282,109 and RMB522,129 (USD80,250), respectively, are included in prepayments and other current assets.